Employee Benefit Obligations - Components of net periodic benefit cost (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Components of net periodic benefit cost:
Service cost	$ 2.9	$ 2.4
Interest cost	2.2	2.7
Recognized net actuarial (gain) loss	12.0	(15.9)
Pension Plan [Member]
Components of net periodic benefit cost:
Service cost	2.9	2.4	$ 2.4
Interest cost	2.2	2.7	2.8
Expected return on assets	(2.3)	(2.3)	(2.5)
Amortization of transition obligation	(0.2)	0.1	0.4
Recognized net actuarial (gain) loss	$ 2.3	$ 0.6	$ 0.9
Minimum [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	1.00%	1.00%	2.00%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	1.00%	1.00%	2.00%
Maximum | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	8.70%	7.00%	7.50%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%	7.30%